Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event [Table Text Block]
Cash and restricted cash	1,902
Vessels and other assets	22,883
Long-term debt and other liabilities	(30,401)
Net liabilities	(5,616)